Borrowings And Debentures - Details Of Debentures (Details) $ in Thousands, ₩ in Millions		12 Months Ended
		Dec. 31, 2022 KRW (₩)	Dec. 31, 2021 KRW (₩)	Dec. 31, 2022 USD ($)
Disclosure of detailed information about debentures [Line Items]
Gross carrying amount	[1]	₩ 44,239,023	₩ 44,683,574
Discounts on bonds	[1]	(40,537)	(29,710)
Total		44,198,486	44,653,864	$ 35,072,597
Fair value hedged amount of debentures		3,076,983	2,366,724
Cash flow hedged amount of debentures		1,324,812	819,298
Ordinary bonds | Gross carrying amount [Member]
Disclosure of detailed information about debentures [Line Items]
Gross carrying amount	[1]	₩ 37,132,334	₩ 37,004,942
Ordinary bonds | Gross carrying amount [Member] | Bottom of range [Member]
Disclosure of detailed information about debentures [Line Items]
Interest rate	[1]	0.80%	0.70%
Ordinary bonds | Gross carrying amount [Member] | Top of range [Member]
Disclosure of detailed information about debentures [Line Items]
Interest rate	[1]	7.50%	3.60%
Subordinated bonds | Bottom of range [Member]
Disclosure of detailed information about debentures [Line Items]
Interest rate	[1]	1.90%	1.90%
Subordinated bonds | Top of range [Member]
Disclosure of detailed information about debentures [Line Items]
Interest rate	[1]	5.10%	5.10%
Subordinated bonds | Gross carrying amount [Member]
Disclosure of detailed information about debentures [Line Items]
Gross carrying amount	[1]	₩ 5,835,325	₩ 6,767,442
Other bonds | Bottom of range [Member]
Disclosure of detailed information about debentures [Line Items]
Interest rate	[1]	0.80%	0.80%
Other bonds | Top of range [Member]
Disclosure of detailed information about debentures [Line Items]
Interest rate	[1]	17.00%	17.00%
Other bonds | Gross carrying amount [Member]
Disclosure of detailed information about debentures [Line Items]
Gross carrying amount	[1]	₩ 1,271,364	₩ 911,190

[1]	Included debentures under fair value hedge amounting to and 2,366,724 million
W
on and 3,076,983 million
W
on as of December 31, 2021 and 2022 respectively. Also, debentures under cash flow hedge amounting to 819,298 million
W
on and 1,324,812 million
W
on are included as of December 31, 2021 and 2022 respectively.